Expense Example - Transamerica JPMorgan Enhanced Index VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	64	202	351	786	90	281	488	1,084